CREDIT IMPAIRMENT CHARGES AND PROVISIONS - Summary of Impairment Losses and Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Credit Impairment Loss And Provisions [Abstract]
Loans and advances to customers	£ 209	£ 87	£ 191
Recoveries of loans and advances, net of collection costs	(14)	(23)	10
Off-balance sheet credit exposures (See Note 27)	(2)	7	4
Credit impairment charges	193	71	205
Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 27)	563	687	334
Charge for residual value and voluntary termination	34	2	1
Provisions for other liabilities and charges	597	689	335
Total credit impairment charges, provisions and charges	£ 790	£ 760	£ 540